8-K Cover Page	Oct. 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	SYNCHRONY FINANCIAL
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36560
Entity Tax Identification Number	51-0483352
Entity Address, Address Line One	777 Long Ridge Road
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	585-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001601712
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SYF
Security Exchange Name	NYSE
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/40th Interest in a Share of 5.625% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SYFPrA
Security Exchange Name	NYSE
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/40th Interest in a Share of 8.250% Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	SYFPrB
Security Exchange Name	NYSE